UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

  450 Wireless Blvd, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/12

Item 1.  Schedule of Investments.

	Multi-Strategy Growth & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	May 31, 2012
Shares	Security			Market Value

	COMMON STOCK ^ - 27.66%
	BANKS - 2.14%
14,900	Bank of New York Mellon Corp.			$ 303,364

	BEVERAGES - 2.12%
7,800	Molson Coors Brewing Co. - Cl. B			299,910

	CHEMICALS - 1.91%
5,600	EI du Pont de Nemours & Co.			270,256

	ELECTRIC - 1.98%
9,000	Public Service Enterprise Group, Inc.			280,710

	ENGINEERING & CONSTRUCTION - 1.38%
5,500	Jacobs Engineering Group, Inc. *			195,360

	FOOD - 3.28%
7,100	Campbell Soup Co.			225,070
4,900	Kellogg Co.			239,022
				464,092
	HEALTHCARE-PRODUCTS - 3.09%
5,300	Medtronic, Inc.			195,252
4,700	Stryker Corp.			241,815
				437,067
	INSURANCE - 1.78%
7,400	Allstate Corp.			251,156

	OIL & GAS - 2.14%
9,700	Noble Corp. *			303,319

	OIL & GAS SERVICES - 2.17%
10,200	Halliburton Co.			306,612

	RETAIL - 3.70%
4,600	Target Corp.			266,386
3,900	Wal-Mart Stores, Inc.			256,698
				523,084
	TELECOMMUNICATIONS - 1.97%
16,200	Juniper Networks, Inc. *			278,640

	TOTAL COMMON STOCK			3,913,570
	( Cost - $4,079,694)
Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares	Security			Market Value
	EXCHANGE TRADED FUNDS - 1.76%
	EQUITY FUND - 1.76%
5,300	ProShares UltraShort MSCI Europe *			$ 248,888
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $225,112)

	REAL ESTATE INVESTMENT TRUSTS - 50.58%
91,076	American Realty Capital Healthcare Trust #			842,450
37,892	American Realty Capital New York Recovery #			350,500
91,076	American Realty Capital Healthcare Trust III #			842,450
60,649	Carey Watermark Investors, Inc. #			561,000
60,714	Hines Global REIT, Inc #			561,600
144,130	NorthStar Real Estate Income Trust. #			1,333,200
60,714	Phillips Edison Shopping Center REIT #			561,600
75,789	Steadfast Income REIT #			701,050
151,681	United Development Funding IV #			1,403,050
	TOTAL REAL ESTATE INVESTMENT TRUSTS			7,156,900
	( Cost - $7,156,900)

	BUSINESS DEVELOPMENT CORPORATIONS - 14.97%
87,039	Business Development Corporation of America#			840,535
127,328	Corporate Capital Trust #			1,278,376
	TOTAL BUSINESS DEVELOPMENT CORPORATIONS			2,118,911
	( Cost - $2,104,150)

Principal		Interest Rate (%)	Maturity Date
	STRUCTURED NOTES - 4.85%
	DIVERSIFIED FINANCIAL SERVICES - 4.85%
$ 200,000	Credit Suisse, 15 Month High/Low Callable Yield Note	10.2500	7/15/2013	186,540
500,000	Credit Suisse, 15 Month High/Low Callable Yield Note	11.0000	9/5/2013	500,000
	TOTAL STRUCTURED NOTES			686,540
	( Cost - $700,000)

Shares	SHORT-TERM INVESTMENTS - 15.99%
	MONEY MARKET FUND - 15.99%
2,262,980	AIM STIT-Government & Agency Portfolio, 0.02% +			2,262,980
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,262,980)

	TOTAL INVESTMENTS - 115.81%
	( Cost - $16,528,836) (a)			$ 16,387,789
	CALL OPTIONS WRITTEN - (2.75)%			(388,821)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.06) %			(1,848,089)
	NET ASSETS - 100.00%			$ 14,150,879
Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

* Non-income producing.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
+ Money market fund; interest rate reflects the seven-day effective yield on May 31, 2012.
^ Each common stock position is subject to written call options.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 67,968
	Unrealized depreciation:			(209,015)
	Net unrealized depreciation:			$ (141,047)

Contracts (1)	SCHEDULE OF CALL OPTIONS WRITTEN - (2.75) %			Market Value
74	Allstate Corp.			$ 13,690
	Expiration July 2012, Exercise Price $33.00
149	Bank of New York Mellon Corp.			25,032
	Expiration September 2012, Exercise Price $20.00
71	Campbell Soup Co.			5,680
	Expiration August 2012, Exercise Price $32.00
56	El du Pont de Nemours & Co.			21,952
	Expiration October 2012, Exercise Price $47.00
102	Halliburton Co.			38,760
	Expiration October 2012, Exercise Price $28.00
55	Jacobs Engineering Group, Inc.			18,700
	Expiration October 2012, Exercise Price $35.00
162	Juniper Networks, Inc.			44,712
	Expiration October 2012, Exercise Price $16.00
49	Kellogg Co.			6,713
	Expiration September 2012, Exercise Price $50.00
53	Medtronic, Inc.			3,233
	Expiration August 2012, Exercise Price $39.00
78	Molson Coors Brewing Co. - Cl. B			34,320
	Expiration October 2012, Exercise Price $35.00
97	Noble Corp.			43,747
	Expiration September 2012, Exercise Price $28.00
53	Proshares UltraShort MSCI Europe			48,071
	Expiration July 2012, Exercise Price $39.00
90	Public Service Enterprise Group, Inc.			15,750
	Expiration September 2012, Exercise Price $30.00
47	Stryker Corp.			5,640
	Expiration September 2012, Exercise Price $55.00
46	Target Corp.			18,400
	Expiration July 2012, Exercise Price $55.00
39	Wal-Mart Stores, Inc.			44,421
	Expiration September 2012, Exercise Price $55.00
	TOTAL CALL OPTIONS WRITTEN			388,821
	( Proceeds - $370,429 )
(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by RJL Capital Management, LLC (the "Advisor"), those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,913,570	$ -	$ -	$ 3,913,570
Exchange Traded Funds	248,888	-	-	248,888
Real Estate Investment Trusts	-	-	7,156,900	7,156,900
Business Development Corporations	-	-	2,118,911	2,118,911
Structured Notes	-	686,540	-	686,540
Short-Term Investments	2,262,980	-	-	2,262,980
Total	$ 6,425,438	$ 686,540	$ 9,275,811	$ 16,387,789

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 388,821	$ -	$ -	$ 388,821
Total	$ 388,821	$ -	$ -	$ 388,821

There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Business Development Corporations	Total
Beginning Balance	$ -	$ -	$ -
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	-	14,761	14,761
Cost of Purchases	7,156,900	2,104,150	9,261,050
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending Balance	$ 7,156,900	$ 2,118,911	$ 9,275,811

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of May 31, 2012, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $18,392.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/12

By (Signature and Title)

*/s/ Brent R. Rivard

 Brent R. Rivard, Treasurer

Date

7/30/12